Fees Summary	Oct. 22, 2024 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The U.S. dollar equivalent of the aggregate amount offered has been calculated using an exchange rate of $1.2985 per Pounds Sterling 1.00 as of October 21, 2024.
Narrative - Max Aggregate Offering Price	$ 1,298,500,000.00
Final Prospectus	true